Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 13, 2017
Entity Registrant Name	dei_EntityRegistrantName	MAINSTAY VP FUNDS TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0000887340
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 13, 2017
Document Effective Date	dei_DocumentEffectiveDate	Mar. 13, 2017
Prospectus Date	rr_ProspectusDate	May 01, 2016